Note 11 - Disclosures about Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2012
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$71	$-	$-	$71
Debt securities:
U.S. government agencies	-	38,351	-	38,351
U.S. corporate	-	1,908	-	1,908
Municipals	-	10,378	-	10,378
Government sponsored mortgage-backed securities	-	51,273	-	51,273
Available-for-sale securities	$71	$101,910	$-	$101,981
As of December 31, 2011
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$62	$-	$-	$62
Debt securities:
U.S. government agencies	-	34,727	-	34,727
U. S. treasuries	2,043	-	-	2,043
Municipals	-	4,144	-	4,144
Government sponsored mortgage-backed securities	-	40,089	-	40,089
Available-for-sale securities	$2,105	$78,960	$-	$81,065

Fair Value Measurements, Nonrecurring [Table Text Block]
Impaired loans:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2012	$-	$-	$10,557	$10,557

December 31, 2011	$-	$-	$11,243	$11,243
Foreclosed assets held for sale:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2012	$-	$-	$3,883	$3,883

December 31, 2011	$-	$-	$3,626	$3,626

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Fair Value December 31, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired loans (collateral dependent)	$9,022	Market Comparable	Discount to reflect realizable value	0%	-	100%	(5%)

Impaired loans	$1,535	Discounted cash flow	Discount rate	0%	-	17%	(17%)

Foreclosed assets held for sale	$3,883	Market Comparable	Discount to reflect realizable value	0%	-	44%	(15%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2012			December 31, 2011
	Carrying Amount	Fair Value	Hierarchy Level	Carrying Amount	Fair Value	Hierarchy Level
Financial assets:
Cash and cash equivalents	$41,663,405	$41,663,405	1	$26,574,082	$26,574,082	1
Interest-bearing deposits	-	-	-	5,587,654	5,587,654	2
Held-to-maturity securities	181,042	193,482	2	218,571	235,574	2
Federal Home Loan Bank stock	3,805,500	3,805,500	2	3,846,900	3,846,900	2
Mortgage loans held for sale	2,843,757	2,843,757	2	3,702,849	3,702,849	2
Loans, net	465,531,973	475,374,676	3	478,960,736	485,714,408	3
Interest receivable	2,055,369	2,055,369	2	2,139,320	2,139,320	2
Financial liabilities:
Deposits	500,014,715	500,580,070	2	484,583,665	485,803,947	2
Federal Home Loan Bank advances	68,050,000	72,035,160	2	68,050,000	70,815,606	2
Securities sold under agreements to repurchase	25,000,000	25,114,464	2	25,000,000	25,025,344	2
Subordinated debentures	15,465,000	15,465,000	3	15,465,000	15,465,000	3
Interest payable	399,684	399,684	2	518,881	518,881	2
Unrecognized financial instruments (net of contractual value):
Commitments to extend credit	-	-	-	-	-	-
Unused lines of credit	-	-	-	-	-	-